Investments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Security	Dec. 31, 2011 Security
Fair value
Less than or equal to one year, Fair value	$ 1,152	$ 2,324
More than one year, Fair value	1,626	2,142
Total Fair value	2,778	4,466
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	18	89
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	243	522
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	261	611
Number of securities
Less than or equal to one year number of securities	108	276
More than one year number of securities	282	417
Number of securities	390	693
Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value		2,317
More than one year, Fair value		2,142
Total Fair value		4,459
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		88
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		522
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		610
Number of securities
Less than or equal to one year number of securities		266
More than one year number of securities		386
Number of securities		652
Equity securities [Member]
Fair value
Less than or equal to one year, Fair value		7
Total Fair value		7
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		1
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total		1
Number of securities
Less than or equal to one year number of securities		10
More than one year number of securities		31
Number of securities		41
Corporate public securities [Member] | Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value	710	1,460
More than one year, Fair value	150	309
Total Fair value	860	1,769
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	11	62
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	22	49
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	33	111
Number of securities
Less than or equal to one year number of securities	68	150
More than one year number of securities	10	54
Number of securities	78	204
Residential mortgage-backed securities [Member] | Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value	89	278
More than one year, Fair value	1,029	1,339
Total Fair value	1,118	1,617
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	2	9
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	104	302
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	106	311
Number of securities
Less than or equal to one year number of securities	12	52
More than one year number of securities	190	240
Number of securities	202	292
Collateralized debt obligations [Member] | Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value	27	78
More than one year, Fair value	151	137
Total Fair value	178	215
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	1	2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	85	123
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	86	125
Number of securities
Less than or equal to one year number of securities	5	10
More than one year number of securities	36	39
Number of securities	41	49
Other asset-backed securities [Member] | Fixed maturity securities [Member]
Fair value
Less than or equal to one year, Fair value	326	501
More than one year, Fair value	296	357
Total Fair value	622	858
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	4	15
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	32	48
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	$ 36	$ 63
Number of securities
Less than or equal to one year number of securities	23	54
More than one year number of securities	46	53
Number of securities	69	107